Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

Common Stocks (96.8%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.7%)
Liberty Media Corp. - Liberty Live - Class C *	40,566	2,764
Madison Square Garden Sports Corp. *	10,659	2,076
The New York Times Co. - Class A	88,291	4,379

Total		9,219

Consumer Discretionary (8.7%)
Abercrombie & Fitch Co. *	8,681	663
Asbury Automotive Group, Inc. *	11,952	2,640
Boot Barn Holdings, Inc. *	9,065	974
Carvana Co. *	22,187	4,639
Champion Homes, Inc. *	25,789	2,444
Chewy, Inc. - Class A *	33,374	1,085
Dorman Products, Inc. *	19,008	2,291
Dutch Bros, Inc. - Class A *	34,323	2,119
FIGS, Inc. - Class A *	326,650	1,499
Kontoor Brands, Inc.	8,984	576
Marriott Vacations Worldwide Corp.	28,576	1,836
Meritage Homes Corp.	37,596	2,665
Monro, Inc.	87,018	1,259
Papa John’s International, Inc.	51,336	2,109
Peloton Interactive, Inc. - Class A *	458,078	2,895
Pool Corp.	3,238	1,031
Savers Value Village, Inc. *	127,564	880
Steven Madden, Ltd.	60,466	1,611
Strategic Education, Inc.	60,414	5,072
Taylor Morrison Home Corp. *	16,566	995
Under Armour, Inc. - Class A *	118,300	739
Urban Outfitters, Inc. *	35,292	1,849
VF Corp.	45,159	701
Victoria’s Secret & Co. *	59,092	1,098
Visteon Corp. *	23,424	1,818
Wyndham Hotels & Resorts, Inc.	15,269	1,382

Total		46,870

Common Stocks (96.8%)	Shares/ Par +	Value $ (000’s)
Consumer Staples (2.4%)
BellRing Brands, Inc. *	61,510	4,580
Nomad Foods, Ltd.	221,234	4,347
Post Holdings, Inc. *	34,280	3,989

Total		12,916

Energy (7.5%)
Cactus, Inc. - Class A	58,574	2,684
Enerflex, Ltd.	381,849	2,952
Expand Energy Corp.	45,863	5,105
Expro Group Holdings NV *	177,926	1,769
Kodiak Gas Services, Inc.	16,653	621
Liberty Energy, Inc.	83,284	1,318
Magnolia Oil & Gas Corp. - Class A	132,238	3,340
Matador Resources Co.	116,001	5,927
PBF Energy, Inc. - Class A	47,716	911
Permian Resources Corp.	265,166	3,673
Range Resources Corp.	142,562	5,693
TechnipFMC PLC	189,598	6,008

Total		40,001

Financials (29.1%)
The Baldwin Insurance Group, Inc. - Class A *	39,235	1,753
Banc of California, Inc.	252,756	3,587
BankUnited, Inc.	99,532	3,428
Cathay General Bancorp	70,701	3,042
Coastal Financial Corp. *	50,199	4,538
Columbia Banking System, Inc.	285,412	7,118
Eastern Bankshares, Inc.	314,447	5,157
FB Financial Corp.	121,545	5,635
Flagstar Financial, Inc.	216,379	2,514
Goosehead Insurance, Inc. - Class A	18,500	2,184
HA Sustainable Infrastructure Capital, Inc.	160,034	4,679
The Hanover Insurance Group, Inc.	13,101	2,279
HarborOne Bancorp, Inc.	196,150	2,034
Home BancShares, Inc.	192,895	5,453
Houlihan Lokey, Inc.	43,286	6,991

Common Stocks (96.8%)	Shares/ Par +	Value $ (000’s)
Financials continued
Live Oak Bancshares, Inc.	137,868	3,676
Marqueta, Inc. - Class A *	385,400	1,588
National Bank Holding Corp. - Class A	96,043	3,676
Oscar Health, Inc. - Class A *	146,004	1,914
PennyMac Financial Services, Inc.	88,874	8,897
PennyMac Mortgage Investment Trust	190,102	2,785
Pinnacle Financial Partners, Inc.	98,972	10,495
Popular, Inc.	47,411	4,379
PRA Group, Inc. *	73,544	1,516
Preferred Bank	40,234	3,366
Primerica, Inc.	6,854	1,950
Prosperity Bancshares, Inc.	50,800	3,626
RLI Corp.	17,982	1,445
Root, Inc. - Class A *	12,819	1,711
Ryan Specialty Group Holdings, Inc.	74,669	5,516
Southern First
Bancshares, Inc. *	35,077	1,155
SouthState Corp.	64,679	6,004
StepStone Group, Inc. - Class A	35,467	1,852
Synovus Financial Corp.	39,906	1,865
Texas Capital Bancshares, Inc. *	70,138	5,239
Towne Bank	147,719	5,051
Walker & Dunlop, Inc.	39,848	3,401
Webster Financial Corp.	99,760	5,143
Western Alliance Bancorp	63,393	4,870
WSFS Financial Corp.	89,659	4,651

Total		156,163

Health Care (7.8%)
Alignment Healthcare, Inc. *	148,345	2,762
Apellis Pharmaceuticals, Inc. *	24,155	528
Arrowhead Pharmaceuticals, Inc. *	38,600	492
Ascendis Pharma A/S *	7,238	1,128
Avanos Medical, Inc. *	133,548	1,914
Black Diamond Therapeutics, Inc. *	201,600	313

Small Cap Value Portfolio

Common Stocks (96.8%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Blueprint Medicines Corp. *	7,238	641
BrightSpring Health Services *	86,941	1,573
Concentra Group Holdings Parent, Inc.	169,555	3,679
Crinetics Pharmaceuticals, Inc. *	27,100	909
CRISPR Therapeutics AG *	14,200	483
Cytokinetics, Inc. *	73,157	2,940
Doximity, Inc. - Class A *	46,300	2,687
Elanco Animal Health, Inc. *	196,833	2,067
Ensign Group, Inc.	20,907	2,705
Immatics NV *	176,350	795
Immunocore Holdings PLC, ADR *	68,559	2,034
Ionis Pharmaceuticals, Inc. *	49,554	1,495
Iovance Biotherapeutics, Inc. *	83,600	278
Lantheus Holdings, Inc. *	27,697	2,703
Metsera, Inc. *	15,129	412
Neogen Corp. *	118,901	1,031
QuidelOrtho Corp. *	86,046	3,009
Select Medical Holdings Corp.	152,039	2,539
Sotera Health Co. *	141,263	1,647
Verve Therapeutics, Inc. *	82,809	379
Xenon Pharmaceuticals, Inc. *	23,911	802

Total		41,945

Industrials (12.6%)
Air Lease Corp.	39,800	1,923
Allegiant Travel Co.	43,829	2,264
Arcosa, Inc.	25,952	2,001
ASGN, Inc. *	9,400	592
Brady Corp. - Class A	41,956	2,964
Casella Waste Systems, Inc. - Class A *	32,012	3,570
Crane Co.	16,371	2,508
EnPro, Inc.	8,842	1,431
ESAB Corp.	38,554	4,491
ESCO Technologies, Inc.	14,585	2,321
First Advantage Corp. *	39,560	557
FTI Consulting, Inc. *	15,898	2,609
Herc Holdings, Inc.	16,520	2,218
JBT Marel Corp.	18,622	2,276
Karman Holdings, Inc. *	20,272	677
Landstar System, Inc.	23,745	3,566

Common Stocks (96.8%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Leonardo DRS, Inc.	71,823	2,361
Moog, Inc. - Class A	18,949	3,285
MSA Safety, Inc.	11,553	1,695
NEXTracker, Inc. - Class A *	36,786	1,550
RBC Bearings, Inc. *	11,883	3,824
The Shyft Group, Inc.	128,300	1,038
UFP Industries, Inc.	27,449	2,938
UL Solutions, Inc. - Class A	54,306	3,063
UniFirst Corp.	6,807	1,184
Upwork, Inc. *	149,205	1,947
Valmont Industries, Inc.	8,017	2,288
VSE Corp.	18,670	2,240
WillScot Holdings Corp.	59,243	1,647
Zurn Elkay Water Solutions Corp.	82,504	2,721

Total		67,749

Information Technology (5.7%)
Alarm.com Holdings, Inc. *	18,200	1,013
Allegro Microsystems, Inc. *	49,951	1,255
Aurora Innovation, Inc. *	199,582	1,342
Endava PLC, ADR *	92,100	1,797
Entegris, Inc.	7,549	660
Intapp, Inc. *	27,591	1,611
JFrog, Ltd. *	32,367	1,036
Lattice Semiconductor Corp. *	42,129	2,210
Littelfuse, Inc.	12,665	2,492
MACOM Technology Solutions Holdings, Inc. *	28,725	2,883
Mirion Technologies, Inc. *	263,023	3,814
nCino, Inc. *	74,605	2,049
PAR Technology Corp. *	31,880	1,956
SimilarWeb, Ltd. *	52,588	435
Viavi Solutions, Inc. *	346,600	3,878
Workiva, Inc. *	27,848	2,114

Total		30,545

Materials (4.3%)
Cabot Corp.	22,581	1,877
Constellium SE *	333,278	3,363
Element Solutions, Inc.	161,087	3,642
H.B. Fuller Co.	29,346	1,647
Hudbay Minerals, Inc.	218,800	1,661
Knife River Corp. *	18,456	1,665
Quaker Chemical Corp.	14,046	1,736
Reliance, Inc.	15,870	4,582
Warrior Met Coal, Inc.	38,316	1,828
West Fraser Timber Co., Ltd.	17,150	1,320

Total		23,321

Common Stocks (96.8%)	Shares/ Par +	Value $ (000’s)
Real Estate (11.1%)
Apple Hospitality REIT, Inc.	371,920	4,801
CubeSmart LP	95,623	4,084
Curbline Properties Corp.	119,811	2,898
EastGroup Properties, Inc.	25,222	4,443
Essential Properties Realty Trust, Inc.	174,024	5,680
FirstService Corp.	16,230	2,693
Highwoods Properties, Inc.	113,513	3,365
Independence Realty Trust, Inc.	258,094	5,479
Kilroy Realty Corp.	109,916	3,601
The Macerich Co.	151,752	2,606
NETSTREIT Corp.	212,032	3,361
Opendoor Technologies, Inc. *	555,828	567
Ryman Hospitality Properties, Inc.	24,790	2,267
Safehold, Inc.	142,442	2,667
Saul Centers, Inc.	57,669	2,080
Terreno Realty Corp.	90,184	5,701
UMH Properties, Inc.	183,666	3,435

Total		59,728

Utilities (5.9%)
California Water Service Group	93,991	4,555
Chesapeake Utilities Corp.	37,192	4,776
Hawaiian Electric Industries, Inc. *	184,700	2,022
IDACORP, Inc.	35,288	4,101
MGE Energy, Inc.	30,271	2,814
OGE Energy Corp.	76,779	3,529
ONE Gas, Inc.	65,744	4,970
TXNM Energy, Inc.	95,358	5,100

Total		31,867

Total Common Stocks (Cost: $442,046)		520,324

Total Investments (96.8%) (Cost: $442,046)@		520,324

Other Assets, Less Liabilities (3.2%)		17,031

Net Assets (100.0%)		537,355

Small Cap Value Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $442,046 and the net unrealized appreciation of investments based on that cost was $78,278 which is comprised of $125,529 aggregate gross unrealized appreciation and $47,251 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2025.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$520,324	$—	$—

Total Assets:	$520,324	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand